Marketable Securities - Schedule of Company Acquired Equity Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Marketable Securities [Abstract]
Cost	$ 25,526	$ 24,757
Market value	$ 27,874	$ 25,175